Foreign currency assets and liabilities (Details) - ARS ($) $ / shares in Units, $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Pounds Investments in financial assets	$ 874	$ 1,125
US Dollar Investments in financial assets	137,223	117,802
New Israel Shekel Investments in financial assets	2,687	1,301
US Dollar Trade and other receivables	35,015	33,383
US Dollar Investments with related parties	5,854	3,357
Total investments in financial assets	146,638	123,585
US Dollar Cash and cash equivalents	163,462	25,209
Uruguayan pesos Cash and cash equivalents	2	17
US Dollar Trade and other payables	32,401	22,993
Uruguayan pesos Trade and other payables	23	42
US Dollar Payables to related parties	9,641	12,728
Total Trade and other payables	42,065	35,763
US Dollar Borrowings	649,533	404,731
US Dollar Borrowings with related parties	1,214	1,058
Total Borrowings	650,747	405,789
US Dollar Derivative financial instruments	29	6
Total derivative financial instruments	29	6
US Dollar Lease liabilities	4,325	15,126
Total lease liabilities	4,325	15,126
New Israel Shekel Provisions	31,863	28,322
Total Provisions	31,863	28,322
Total Liabilities	729,029	485,006
Pounds Cash and cash equivalents	4	3
Euros Cash and cash equivalents	11	6
New Israel Shekel Cash and cash equivalents	1	1
Brazilian Reais Cash and cash equivalents	2	0
Total cash and cash equivalents	163,482	25,236
Euros Trade and other receivables	14	14
US Dollar Receivables with related parties	31,600	25,365
Total Assets	376,749	207,583
Total trade and other receivables	$ 66,629	$ 58,762
Investments In Financial Assets [Member]
Statement [Line Items]
US Dollar, Currency amount	$ 114.73
US Dollar Argentinian Peso exchange rate	1,196.00
Pounds, Currency amount	0.53
Pounds Argentinian Peso exchange rate	1,639.24
New Israel Shekel, Currency amount	7.52
New Israel Shekel Argentinian Peso exchange rate	357.24
Trade and other receivables [Member]
Statement [Line Items]
US Dollar, Currency amount	29.28
US Dollar Argentinian Peso exchange rate	1,196.00
Euros, Currency amount	0.01
Euros Argentinian Peso exchange rate	1,406.62
Receivables with related parties [Member]
Statement [Line Items]
US Dollar, Currency amount	26.22
US Dollar Argentinian Peso exchange rate	1,205.00
Investments with related parties [Member]
Statement [Line Items]
US Dollar, Currency amount	4.86
US Dollar Argentinian Peso exchange rate	1,205.00
Cash and cash equivalents [Member]
Statement [Line Items]
US Dollar, Currency amount	136.67
US Dollar Argentinian Peso exchange rate	1,196.00
Pounds, Currency amount	0
Pounds Argentinian Peso exchange rate	1,639.24
New Israel Shekel, Currency amount	0
New Israel Shekel Argentinian Peso exchange rate	357.24
Uruguayan pesos, Currency amount	0.07
Uruguayan pesos Argentinian Peso exchange rate	30.22
Euros, Currency amount	0.01
Euros Argentinian Peso exchange rate	1,406.62
Brazilian Reais, Currency amount	0.01
Brazilian Reais Argentinian Peso exchange rate	220.00
Trade And Other Payables [Member]
Statement [Line Items]
US Dollar, Currency amount	26.89
US Dollar Argentinian Peso exchange rate	1,205.00
Uruguayan pesos, Currency amount	0.76
Uruguayan pesos Argentinian Peso exchange rate	30.22
Payables to related parties [Member]
Statement [Line Items]
US Dollar, Currency amount	8.00
US Dollar Argentinian Peso exchange rate	1,205.00
Borrowings [Member]
Statement [Line Items]
US Dollar, Currency amount	539.03
US Dollar Argentinian Peso exchange rate	1,205.00
Borrowings with related parties [Member]
Statement [Line Items]
US Dollar, Currency amount	1.01
US Dollar Argentinian Peso exchange rate	1,205.00
Derivative financial instruments
Statement [Line Items]
US Dollar, Currency amount	0.02
US Dollar Argentinian Peso exchange rate	1,205.00
Lease liabilities [Member]
Statement [Line Items]
US Dollar, Currency amount	3.59
US Dollar Argentinian Peso exchange rate	1,205.00
Provisions [Member]
Statement [Line Items]
US Dollar, Currency amount	89.19
US Dollar Argentinian Peso exchange rate	$ 357.24